Expense Example - BlackRock Total Return V.I. Fund	May 01, 2021 USD ($)
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	353
Expense Example, with Redemption, 10 Years	836
Class III Shares
Expense Example:
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	$ 1,124